Organization and Significant Accounting Policies (Detail Textuals 2) (Customer, Hospitality)	3 Months Ended		6 Months Ended
	Jun. 30, 2012 customers	Jun. 30, 2011 customers	Jun. 30, 2012 customers	Jun. 30, 2011 customers
UNITED STATES
Concentration Risk [Line Items]
Number of customers accounted credit risk	2	2	4	2
Canada
Concentration Risk [Line Items]
Number of customers accounted credit risk	1	2	1	1
Revenue | UNITED STATES
Concentration Risk [Line Items]
Concentrations of credit risk, One	18.00%	22.00%	11.00%	12.00%
Concentrations of credit risk, Two	11.00%	18.00%	11.00%	11.00%
Concentrations of credit risk, Three			11.00%
Concentrations of credit risk, Four			11.00%
Revenue | Canada
Concentration Risk [Line Items]
Concentrations of credit risk, One	55.00%	49.00%	53.00%	52.00%
Concentrations of credit risk, Two		11.00%